Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 03, 2023	Dec. 27, 2022	Nov. 30, 2023	Sep. 30, 2023	Jul. 31, 2023	May 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Rent expense							$ 8	$ 8	$ 32	$ 32
Legal settlement in accrued expenses							200
Upfront payment liability							$ 100
Scenario Forecast [Member]
Loss Contingencies [Line Items]
Litigation settlement expense			$ 50	$ 50	$ 50	$ 50
License Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from milestone payment to be received		$ 450
Agreement term		3 years
License Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Proceeds from upfront payment	$ 100
Nonrefundable upfront payment	100
License and Distribution Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from upfront payment	100
Nonrefundable upfront payment	$ 100
Proceeds from milestone payment to be received		$ 450
Agreement term		3 years
F D A Approval [Member] | License Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from milestone payment to be received		$ 350
F D A Approval [Member] | License and Distribution Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from milestone payment to be received		$ 350